UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/A

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-4019

Exact name of registrant as specified in charter:  USAA INVESTMENT TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  MAY 31, 2004




ITEM 1. REPORT TO STOCKHOLDERS.
USAA INVESTMENT TRUST, CORNERSTONE STRATEGY FUND - ANNUAL REPORT FOR PERIOD ENDING MAY 31, 2004

[LOGO OF USAA]
   USAA(R)

                   USAA CORNERSTONE
                              STRATEGY Fund

                                [GRAPHIC OF USAA CORNERSTONE STRATEGY FUND]

   A n n u a l  R e p o r t

--------------------------------------------------------------------------------
   MAY 31, 2004

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

INVESTMENT OVERVIEW & MANAGERS' COMMENTARY                                   5

FINANCIAL INFORMATION

    Distributions to Shareholders                                           17

    Report of Independent Registered Public Accounting Firm                 18

    Portfolio of Investments                                                19

    Notes to Portfolio of Investments                                       38

    Financial Statements                                                    41

    Notes to Financial Statements                                           44

DIRECTORS' AND OFFICERS' INFORMATION                                        58

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2004, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                         "

                                       FIRST-QUARTER EARNINGS WERE STRONG . . .
[PHOTO OF CHRISTOPHER W. CLAUS]            SECOND-QUARTER EARNINGS SHOULD
                                                CONTINUE TO IMPRESS.

                                                         "
--------------------------------------------------------------------------------

                 As I write to you in early June, the U.S. economy continues to improve. The country has seen job growth for nine consecutive months, including 248,000 new jobs created in May. The gross domestic product (GDP) is also growing at a healthy pace - up 3.9% during the first quarter - and I expect the economy to be reasonably strong throughout 2004. First-quarter earnings were strong, exceeding expectations by a record number. Second-quarter earnings should continue to impress.

                 Despite the good news, the financial markets have been volatile and nervous. The primary concerns are the price of oil, Iraq, the pending presidential election, inflation, and rising interest rates. In the case of oil, demand is outstripping supply, with buyers now paying a "terrorist premium." A disruption in oil production would make oil prices spike, and if oil costs more than $40 a barrel, the price increase could wipe out about one-half percent of world GDP.

                 Iraq is likely to remain a difficult situation for years to come as democracy in the Middle East strives to take root. And while markets tend to perform fairly well during presidential elections - perhaps an expression of voters' optimism - no one knows quite what to expect this time around. On the inflation front, our expectation is that inflation will remain moderate and under control, even though the price of oil and some foods may rise. The Federal Reserve Board (the Fed) is expected to raise short-term interest rates, but we believe any rate increases in the near future

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 will occur at a "measured pace." If inflation does rise above the level expected, the Fed is likely to move more quickly and aggressively in an effort to combat long-term inflation.

                 Going forward, we expect stock prices to end the year higher than they are now. Short-term interest rates should rise, making money market funds a more attractive choice for people holding cash. Longer-term investors will feel the initial pinch of rate increases, but should be rewarded in time with the potential for higher yields and the compounding of interest payments.

                 Regardless of what occurs in the coming months, we remain committed to helping you achieve your investment goals. Our market-tested portfolio management team will continue to provide you with a range of resources, including quality service and no-load mutual funds that have no sales loads, 12b-1 fees, or long-term contractual plans.

                 On behalf of everyone at USAA, thank you for your business.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

                 AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA CORNERSTONE STRATEGY FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Achieve a positive, inflation-adjusted rate of return and a reasonably stable value of Fund shares, thereby preserving purchasing power of shareholders' capital.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Using preset target ranges, the Fund's strategy is to invest its assets mostly in stocks (divided into the categories of U.S., international, real estate, and precious metals and minerals) and, to a much lesser extent, in bonds and money market instruments.

--------------------------------------------------------------------------------
                                           5/31/04                5/31/03
--------------------------------------------------------------------------------
Net Assets                             $1,350.0 Million       $1,132.5 Million
Net Asset Value Per Share                   $25.80                 $22.22


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/04
--------------------------------------------------------------------------------
1 YEAR                             5 YEARS                           10 YEARS
17.08%                              3.26%                              7.18%


                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDEND AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                     LIPPER GLOBAL           LIPPER GLOBAL         USAA
                   S&P 500         FLEXIBLE PORTFOLIO          FLEXIBLE         CORNERSTONE
                    INDEX            FUNDS AVERAGE           FUNDS INDEX        STRATEGY FUND
                   -------         ------------------        -------------      -------------
 5/31/1994       $10,000.00           $10,000.00               $10,000.00        $10,000.00
 6/30/1994         9,755.29             9,839.47                 9,798.61          9,849.40
 7/31/1994        10,075.39            10,014.60                 9,988.45         10,014.62
 8/31/1994        10,487.53            10,236.74                10,200.66         10,279.37
 9/30/1994        10,231.28            10,121.49                10,074.35         10,201.77
10/31/1994        10,460.80            10,181.95                10,059.19         10,128.74
11/30/1994        10,080.31             9,909.34                 9,774.79          9,752.12
12/31/1994        10,229.55             9,939.26                 9,783.46          9,988.96
 1/31/1995        10,494.65             9,880.11                 9,653.53          9,697.38
 2/28/1995        10,903.24            10,061.41                 9,794.28          9,843.17
 3/31/1995        11,224.46            10,293.79                10,018.04         10,064.20
 4/30/1995        11,554.73            10,533.03                10,246.14         10,261.73
 5/31/1995        12,015.86            10,792.80                10,500.22         10,642.66
 6/30/1995        12,294.46            10,928.42                10,601.27         10,760.23
 7/31/1995        12,701.99            11,261.37                10,884.94         11,014.91
 8/31/1995        12,733.70            11,258.42                10,877.00         11,077.36
 9/30/1995        13,270.78            11,478.44                11,067.56         11,312.74
10/31/1995        13,223.37            11,420.40                10,975.17         11,106.18
11/30/1995        13,803.20            11,681.53                11,212.65         11,404.45
12/31/1995        14,069.08            11,967.05                11,466.00         11,826.86
 1/31/1996        14,547.37            12,167.84                11,746.07         12,171.38
 2/29/1996        14,682.71            12,188.65                11,743.18         12,235.36
 3/31/1996        14,824.07            12,301.70                11,835.91         12,348.56
 4/30/1996        15,042.42            12,537.28                12,092.88         12,417.47
 5/31/1996        15,429.70            12,664.30                12,169.61         12,535.59
 6/30/1996        15,488.53            12,688.36                12,220.03         12,609.41
 7/31/1996        14,804.62            12,383.30                11,921.94         12,300.35
 8/31/1996        15,117.37            12,617.30                12,097.82         12,576.07
 9/30/1996        15,967.46            13,014.79                12,437.34         12,928.39
10/31/1996        16,407.68            13,141.51                12,590.65         13,117.31
11/30/1996        17,646.81            13,664.35                13,126.62         13,687.76
12/31/1996        17,297.24            13,662.53                13,145.23         13,940.64
 1/31/1997        18,377.31            13,897.38                13,388.59         14,150.36
 2/28/1997        18,521.58            14,009.95                13,465.88         14,218.51
 3/31/1997        17,761.98            13,789.82                13,245.78         13,998.31
 4/30/1997        18,821.41            13,891.92                13,375.31         14,082.20
 5/31/1997        19,972.10            14,518.89                13,937.68         14,658.91
 6/30/1997        20,859.99            14,987.31                14,328.15         15,188.43
 7/31/1997        22,519.37            15,643.23                14,917.40         15,899.90
 8/31/1997        21,258.74            15,146.48                14,489.34         15,425.85
 9/30/1997        22,422.35            15,955.68                15,106.72         16,308.57
10/31/1997        21,674.34            15,382.48                14,571.06         15,889.01
11/30/1997        22,676.87            15,503.34                14,616.41         15,954.39
12/31/1997        23,066.04            15,649.60                14,741.79         16,121.26
 1/31/1998        23,320.91            15,815.92                14,777.77         16,115.52
 2/28/1998        25,001.94            16,447.72                15,444.05         16,678.55
 3/31/1998        26,281.23            16,966.53                15,962.29         17,207.12
 4/30/1998        26,550.35            17,123.82                16,103.09         17,270.32
 5/31/1998        26,094.61            16,991.15                15,965.18         17,172.65
 6/30/1998        27,153.79            17,029.59                15,952.67         17,074.98
 7/31/1998        26,866.81            16,864.10                15,796.69         16,682.73
 8/31/1998        22,985.19            15,038.73                14,048.83         14,953.02
 9/30/1998        24,458.91            15,377.26                14,273.71         15,245.28
10/31/1998        26,445.35            16,128.89                15,019.02         15,764.19
11/30/1998        28,047.50            16,802.66                15,691.51         16,217.50
12/31/1998        29,662.67            17,274.50                16,067.23         16,445.16
 1/31/1999        30,902.60            17,452.56                16,258.01         16,426.43
 2/28/1999        29,942.32            16,972.10                15,862.61         15,982.98
 3/31/1999        31,139.96            17,476.91                16,379.13         16,132.87
 4/30/1999        32,345.84            18,278.16                17,259.05         17,169.68
 5/31/1999        31,582.87            17,994.39                16,984.11         17,044.76
 6/30/1999        33,330.86            18,662.67                17,613.69         17,332.07
 7/31/1999        32,294.65            18,745.59                17,601.56         17,149.93
 8/31/1999        32,134.77            18,737.73                17,539.67         16,965.23
 9/30/1999        31,254.91            18,741.87                17,443.81         16,734.37
10/31/1999        33,231.90            19,117.74                17,797.48         16,945.45
11/30/1999        33,907.39            19,841.64                18,422.34         17,097.16
12/31/1999        35,901.69            21,313.64                19,661.10         17,782.55
 1/31/2000        34,098.11            20,936.14                19,259.36         17,276.04
 2/29/2000        33,453.32            22,082.99                20,330.87         17,125.46
 3/31/2000        36,723.91            22,177.80                20,232.11         18,179.54
 4/30/2000        35,619.43            21,471.81                19,554.93         18,022.11
 5/31/2000        34,889.23            21,049.40                19,247.80         17,981.05
 6/30/2000        35,748.49            21,884.75                19,937.75         18,350.66
 7/31/2000        35,190.09            21,302.83                19,691.54         18,203.39
 8/31/2000        37,374.68            22,058.76                20,363.14         18,585.72
 9/30/2000        35,402.04            21,419.53                19,762.38         18,090.10
10/31/2000        35,251.64            20,995.62                19,379.39         17,927.26
11/30/2000        32,474.67            20,276.19                18,630.60         17,601.56
12/31/2000        32,633.99            20,986.44                19,384.79         18,270.88
 1/31/2001        33,791.11            21,460.16                19,635.38         18,592.93
 2/28/2001        30,711.96            20,377.42                18,645.20         17,898.73
 3/31/2001        28,767.43            19,497.30                17,725.47         17,297.58
 4/30/2001        31,001.18            20,349.03                18,629.29         18,149.22
 5/31/2001        31,209.15            20,264.27                18,486.79         18,084.81
 6/30/2001        30,449.83            20,069.99                18,216.61         17,805.70
 7/31/2001        30,149.96            19,811.30                17,958.70         17,848.64
 8/31/2001        28,264.42            19,443.16                17,515.20         17,433.55
 9/30/2001        25,982.18            17,891.22                16,360.41         16,224.08
10/31/2001        26,477.92            18,412.98                16,747.02         16,381.53
11/30/2001        28,508.45            19,233.82                17,352.06         17,168.76
12/31/2001        28,758.34            19,555.04                17,373.43         17,408.66
 1/31/2002        28,338.89            19,217.16                17,261.05         17,125.72
 2/28/2002        27,792.25            19,125.56                17,119.45         17,222.52
 3/31/2002        28,837.62            19,851.26                17,595.00         17,803.30
 4/30/2002        27,090.03            19,671.30                17,357.93         17,565.03
 5/31/2002        26,891.15            19,676.68                17,562.10         17,550.14
 6/30/2002        24,976.36            19,017.52                16,900.71         16,924.68
 7/31/2002        23,029.92            17,671.64                15,900.27         15,964.15
 8/31/2002        23,180.68            17,812.81                15,979.38         16,090.73
 9/30/2002        20,663.92            16,642.76                14,996.45         15,174.88
10/31/2002        22,480.69            17,264.53                15,627.81         15,733.32
11/30/2002        23,802.59            18,165.29                16,254.96         16,388.57
12/31/2002        22,404.95            17,639.35                15,841.53         15,971.50
 1/31/2003        21,819.15            17,344.98                15,590.41         15,525.29
 2/28/2003        21,491.29            17,142.91                15,427.29         15,309.87
 3/31/2003        21,699.36            17,121.98                15,410.93         15,302.18
 4/30/2003        23,485.91            18,255.83                16,307.10         16,271.55
 5/31/2003        24,722.14            19,482.01                17,179.70         17,094.74
 6/30/2003        25,037.94            19,626.77                17,387.44         17,340.93
 7/31/2003        25,479.60            19,761.42                17,523.23         17,471.72
 8/31/2003        25,975.53            20,235.24                17,893.15         17,841.00
 9/30/2003        25,700.49            20,586.30                18,166.73         17,848.69
10/31/2003        27,153.62            21,434.79                18,861.77         18,671.89
11/30/2003        27,392.26            21,728.22                19,164.34         18,964.24
12/31/2003        28,827.82            22,714.01                19,806.31         19,758.58
 1/31/2004        29,356.85            23,164.66                20,254.08         20,006.82
 2/29/2004        29,764.76            23,540.78                20,538.85         20,363.67
 3/31/2004        29,315.77            23,683.49                20,631.19         20,193.01
 4/30/2004        28,856.17            23,010.79                20,036.21         19,843.92
 5/31/2004        29,251.37            23,122.38                20,128.84         20,014.58

                                  [END CHART]

                 DATA FROM 5/31/94 THROUGH 5/31/04.

                 PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Cornerstone Strategy Fund to the following benchmarks:

                 o The S&P 500 Index, an unmanaged index representing the
                   weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

                 o The Lipper Global Flexible Portfolio Funds Average, an
                   average performance level of all global flexible portfolio funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 o The Lipper Global Flexible Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Global Flexible Portfolio Funds category.

8

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

MARK W. JOHNSON, CFA                        MATTHEW E. MEGARGEL, CFA
  USAA Investment Management Company          Wellington Management Company, LLP
  Precious Metals and Minerals Securities     U.S. Stocks

MARGARET "DIDI" WEINBLATT, Ph.D., CFA       JAMES P. HOFFMANN
  USAA Investment Management Company          Wellington Management Company, LLP
  Bonds and Money Market Instruments          Real Estate Securities

ARNOLD J. ESPE, CFA                         DAVID R. MANNHEIM
  USAA Investment Management Company          MFS Investment Management
  Bonds and Money Market Instruments          International Stocks

                                            MARCUS L. SMITH
                                              MFS Investment Management
                                              International Stocks
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The USAA Cornerstone Strategy Fund had a total return of 17.08% for the year ended May 31, 2004. This compares to a 17.18% return for the Lipper Global Flexible Portfolio Funds Index, a 17.57% return for the Lipper Global Flexible Portfolio Funds Average, and an 18.32% return for the S&P 500 Index for the period.

                                           * * * *

                     THE FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR RATING(TM) OF 4 STARS IN THE LARGE BLEND FUNDS CATEGORY
                    (1,154 FUNDS IN CATEGORY) AS OF MAY 31, 2004. THE OVERALL MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A WEIGHTED
                  AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH ITS THREE-, FIVE-, AND 10-YEAR (IF APPLICABLE) MORNINGSTAR RATING METRICS.

                 REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 With respect to the large blend funds, the USAA Cornerstone Strategy Fund received a Morningstar Rating of 5 stars for the three- and five-year periods among 1,154 and 853 funds, respectively, and 3 stars for the 10-year period among 270 funds through May 31, 2004. Ratings are based on risk-adjusted returns.

HOW WERE THE FUND'S ASSETS ALLOCATED BETWEEN STOCKS AND BONDS?

                 We began the reporting year with roughly 47% of net assets in U.S. stocks, 32% in bond and money market instruments, 24% in international stocks, and 6% in precious metals and minerals securities. In late-June 2003, we shifted roughly 5.7% of assets from international stocks to U.S. stocks. In mid-August 2003, we eliminated our position in precious metals and minerals securities and invested the proceeds in U.S. stocks. In December 2003, we moved roughly 5% of assets from U.S. stocks back to international stocks. As the result of these shifts, market movements, and the performance of the Fund's managers, we ended the period with roughly 56% of net assets in U.S. stocks, 25% in international stocks, and 26% in bonds and money market instruments.

WHAT WAS THE REASONING BEHIND THESE SHIFTS?

                 Our shift from international stocks to U.S. stocks in the first half of the reporting year was driven by a greater comfort level with economic growth and earnings progression in the United States. The sale of precious metals and minerals securities in August was driven by a desire to capture a large gain in that sector and to finance a greater investment in U.S. stocks. While we continued to be constructive on the U.S. equity market, in December we moved some assets back to international stocks simply because their valuations had become so attractive relative to U.S. stocks.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

HOW DID THE U.S. STOCKS PORTION OF THE FUND PERFORM?

                 The equity portion's good relative and absolute performance were driven primarily by strong stock selection in information technology, the financial sector, and health care. Sector allocations helped performance because we had overweight positions, relative to the Russell 3000 Index, in information technology, industrials, and materials -- three of the best performing sectors in the Russell 3000 Index. Offsetting these positive results was somewhat weaker stock selection in the industrials and energy sectors. In terms of individual stocks, Intel Corp. and Cisco Systems, Inc. were the biggest contributors to absolute performance, while Wyeth was the largest detractor.

HOW WAS THE U.S. STOCKS PORTION POSITIONED AT THE END OF THE REPORTING PERIOD?

                 The equity portion continues to have a cyclical bias, with ongoing overweight positions, relative to the Russell 3000 Index, in industrials and technology. We added to our position in energy, because data continued to support higher average commodity prices due to high demand and relatively tight supply conditions over the long term. We had underweight positions in the less cyclical sectors of telecommunications services and utilities, and financials. Due to recent jobs data, we remain optimistic about the economy's moving to a more durable recovery, although we expect the actual rate of growth to decelerate in the second half of 2004. This transition may favor a gradual unwinding of our cyclical posture later in the year in favor of more stable areas of the equity market.

                 THE RUSSELL 3000 INDEX MEASURES THE PERFORMANCE OF THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION, WHICH REPRESENTS APPROXIMATELY 98% OF THE INVESTABLE U.S. EQUITY MARKET. WELLINGTON MANAGEMENT AND USAA UTILIZE THE RUSSELL 3000 AS A FINANCIAL MARKET PERFORMANCE BENCHMARK IN MANAGING THE U.S. STOCK PORTION OF THE FUND.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 19-37.

 . . . C O N T I N U E D
========================--------------------------------------------------------

HOW DID THE INTERNATIONAL STOCKS PORTION OF THE FUND PERFORM?

                 Through the end of 2003, lower-quality stocks with a high degree of leverage to the global economic recovery led the market higher, causing the Fund's international portion--with its focus on higher-quality companies--to lag. As the period progressed, investors focused increasingly on individual company fundamentals, and this shift helped the international portion outperform the MSCI-EAFE Index in the second half of the reporting year.

HOW WAS STOCK SELECTION FOR THE INTERNATIONAL STOCKS PORTION OF THE FUND?

                 Overall, our stock selection contributed positively to performance, while our sector allocations were slightly negative. The biggest positive contributor to performance was stock selection within the financial services sector, and we were also helped by good stock selection within retailing. The fact that we did not own Royal Dutch/Shell (U.K.) contributed positively, because the large index holding suffered from several downward restatements of its oil reserves. On the negative side, our stock selection in utilities and communications was a primary detractor from performance. In the basic materials sector, one of our top holdings, L'Air Liquide S.A. (France), lagged other stocks in its group, but we continue to like the stock as a long-term investment.

                 THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALIA AND FAR EAST (MSCI-EAFE) INDEX IS AN UNMANAGED INDEX WHICH REFLECTS THE MOVEMENTS OF STOCK MARKETS IN EUROPE, AUSTRALIA, AND THE FAR EAST BY REPRESENTING A BROAD SELECTION OF DOMESTICALLY LISTED COMPANIES WITHIN EACH MARKET. MFS INVESTMENT MANAGEMENT UTILIZES THE MSCI-EAFE AS A PERFORMANCE BENCHMARK IN MANAGING THE INTERNATIONAL STOCKS PORTION OF THE FUND.

                 FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

HOW WAS THE INTERNATIONAL STOCKS PORTION POSITIONED AT THE END OF THE REPORTING YEAR?

                 On a sector level, our biggest overweight position was in leisure, primarily through media companies. Our biggest underweight position was in financial services. By country, we ended the reporting year underweight in Japan and Great Britain, and just slightly overweight in continental Europe. We also had holdings in Canada and Latin America, which are not represented in the MSCI-EAFE Index.

WHAT ABOUT THE BONDS AND MONEY MARKET INSTRUMENTS PORTION OF THE FUND?

                 Over the 12-month period, rising interest rates eroded bond prices, but income from the Fund's bonds largely compensated

                             HISTORICAL YIELD CURVE*

                       [CHART OF HISTORICAL YIELD CURVE]

                   5/30/03               5/28/04            CHANGE
                   -------               -------            ------
3 MONTH             1.098%                1.060%           -0.0379%
6 MONTH             1.083                 1.378             0.2946
 2 YEAR             1.322                 2.532             1.2106
 3 YEAR             1.565                 3.063             1.4985
 5 YEAR             2.289                 3.791             1.5017
10 YEAR             3.370                 4.647             1.2770
30 YEAR             4.376                 5.345             0.9683

                                   [END CHART]

                 *YIELD OF TREASURY BILLS, NOTES, AND BONDS. SOURCE: BLOOMBERG
                  L.P.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 for the fall in price. The reporting period began with economic growth muted and the federal funds rate at 45-year lows. In June 2003, longer-term rates bottomed at levels not seen since Dwight Eisenhower was president. Over the next 11 months, yields moved higher as the bond market began to price in an improving economy and future tightening by the Federal Reserve Board (the Fed).

WHAT STRATEGIES DID YOU PURSUE IN THIS ENVIRONMENT?

                 With interest rates so low, we kept the Fund's interest-rate sensitivity lower than that of the market. This was helpful because bond prices fall when interest rates rise. During the period, the Board of Trustees of the USAA Investment Trust expanded the Fund's allowable bond and money market instruments. While the Fund previously could purchase only U.S. government securities, as of October 13, 2003, we were allowed to purchase a wider array of investment-grade bonds and money market instruments. Our primary reason for doing this was to further the Fund's ability to diversify. This added flexibility proved beneficial, because corporate bonds posted excellent returns relative to Treasury bonds. We were also able to invest in some corporate floating-rate notes and short-term asset-backed securities that performed well in the face of rising rates. Our investment in Treasury inflation -protected securities (TIPS) also performed well as inflation expectations rose.

WHAT'S YOUR OUTLOOK FOR THE BOND MARKET?

                 As expected, the Fed raised the federal funds rate at its end-of-June meeting, in what we suspect is the first of a series of rate hikes. However, the bond market has priced in several rate hikes already. With the impact of easy monetary (interest rate) and

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 19-37.

14

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 fiscal (tax rebates) policy now behind us, the question is whether the economic expansion has enough momentum to sustain itself, especially given the headwinds from higher long-term rates and high energy prices. With more attractive opportunities available than we have seen over the past two years, we will look to make investments that increase the Fund's yield when we believe it's prudent to do so.

HOW DID THE PRECIOUS METALS AND MINERALS SECURITIES PORTION OF THE FUND PERFORM?

                 During the time the Fund was invested in precious metals and minerals, it performed well. The price of gold was fairly volatile over the course of the reporting year, beginning on June 1, 2003, at $364.45, rising as high as $431 on two occasions, and ultimately ending on May 31, 2004, at $393.35.

HOW DID REAL ESTATE SECURITIES PERFORM?

                 The Wilshire Real Estate Securities Index had a total return of 27.93% for the year ended May 31, 2004. The Fund had no allocation to real estate securities during the year ended May 31, 2004.

                 All the managers of the USAA Cornerstone Strategy Fund thank you for the confidence you have placed in us. We will continue working hard on your behalf.

                 THE WILSHIRE REAL ESTATE SECURITIES INDEX MEASURES THE PERFORMANCE OF PUBLICLY TRADED REAL ESTATE SECURITIES. WELLINGTON MANAGEMENT COMPANY, LLP UTILIZES THE WILSHIRE REAL ESTATE SECURITIES INDEX AS A PERFORMANCE BENCHMARK IN MANAGING THE REAL ESTATE SECURITIES PORTION OF THE FUND.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

--------------------------------------------------------------------------------
                                TOP 3 HOLDINGS*
                                IN EACH SECTOR
                               (% OF NET ASSETS)
--------------------------------------------------------------------------------

INTERNATIONAL STOCKS

   Reckitt Benckiser plc                                               0.9%

   Vodafone Group plc                                                  0.7%

   AXA S.A.                                                            0.6%

BONDS

   Freddie Mac, Pool C01491                                            1.4%

   Government National Mortgage Assn., Pool 781496                     1.1%

   U.S. Treasury Inflation-Indexed Notes, 3.38%                        0.7%

U.S. STOCKS

   Citigroup, Inc.                                                     1.8%

   Microsoft Corp.                                                     1.8%

   Bank of America Corp.                                               1.5%
--------------------------------------------------------------------------------

*EXCLUDES MONEY MARKET INSTRUMENTS.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 19-37.

16

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                     ASSET ALLOCATION
                         5/31/04

             [PIE CHART OF ASSET ALLOCATION]

U.S. Stocks                                         55.5%
International Stocks                                24.9%
Bonds                                               17.6%
Money Market Instruments                             8.6%

                       [END CHART]

PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

--------------------------------------------------------
                   TOP 10 INDUSTRIES*
                   (% OF NET ASSETS)
--------------------------------------------------------

Pharmaceuticals                                     6.2%

Diversified Banks                                   4.2%

Communication Equipment                             2.9%

Integrated Oil & Gas                                2.9%

Industrial Conglomerates                            2.7%

Integrated Telecommunication Services               2.3%

Other Diversified Financial Services                2.3%

Semiconductors                                      2.2%

Apparel Retail                                      2.1%

Multi-Line Insurance                                2.1%
--------------------------------------------------------

*EXCLUDES U.S. GOVERNMENT

D I S T R I B U T I O N S
=========================-------------------------------------------------------
                          to SHAREHOLDERS (unaudited)

USAA CORNERSTONE STRATEGY FUND

                 The following federal tax information related to the Fund's fiscal year ended May 31, 2004, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2005.

                 50.32% of ordinary income distributions qualifies for the dividends-received deductions eligible to corporations.

                 The Fund has designated a portion of the amount paid to redeeming shareholders, in the amount of $884,000, as a distribution for tax purposes.

18

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
========================--------------------------------------------------------
                         Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF

          USAA CORNERSTONE STRATEGY FUND:

                 We have audited the accompanying statement of assets and liabilities of the USAA Cornerstone Strategy Fund (a portfolio of USAA Investment Trust), including the portfolio of investments, as of May 31, 2004, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through May 31, 2002, were audited by other auditors whose report dated July 5, 2002, expressed an unqualified opinion on those statements and financial highlights.

                 We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA Cornerstone Strategy Fund as of May 31, 2004, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

                 San Antonio, Texas
                 July 9, 2004

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2004

                                                                                       MARKET
   NUMBER                                                                               VALUE
OF SHARES   SECURITY                                                                    (000)
---------------------------------------------------------------------------------------------
            U.S. STOCKS (55.5%)

            ADVERTISING (0.5%)
  175,400   Lamar Advertising Co.*                                                 $    7,169
                                                                                   ----------
            AEROSPACE & DEFENSE (1.8%)
   50,700   General Dynamics Corp.                                                      4,849
  138,500   Precision Castparts Corp.                                                   6,494
  135,400   Rockwell Collins, Inc.                                                      4,067
  107,900   United Technologies Corp.                                                   9,130
                                                                                   ----------
                                                                                       24,540
                                                                                   ----------
            AIR FREIGHT & LOGISTICS (0.4%)
   82,200   FedEx Corp.                                                                 6,048
                                                                                   ----------
            ALUMINUM (0.4%)
  186,300   Alcoa, Inc.                                                                 5,831
                                                                                   ----------
            APPAREL, ACCESSORIES, & LUXURY GOODS (0.6%)
   34,500   Coach, Inc.*                                                                1,505
   69,300   Columbia Sportswear Co.*                                                    3,749
   68,400   Liz Claiborne, Inc.                                                         2,346
                                                                                   ----------
                                                                                        7,600
                                                                                   ----------
            APPAREL RETAIL (0.9%)
   58,600   Chico's FAS, Inc.*                                                          2,514
  261,700   Gap, Inc.                                                                   6,320
  167,500   Pacific Sunwear of California, Inc.*                                        3,643
                                                                                   ----------
                                                                                       12,477
                                                                                   ----------
            APPLICATION SOFTWARE (0.1%)
  124,450   Cadence Design Systems, Inc.*                                               1,722
                                                                                   ----------
            ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
  145,900   Federated Investors, Inc. "B"                                               4,345
   34,500   Legg Mason, Inc.                                                            3,026
                                                                                   ----------
                                                                                        7,371
                                                                                   ----------
            AUTO PARTS & EQUIPMENT (0.2%)
   49,600   Lear Corp.                                                                  2,938
                                                                                   ----------
            BIOTECHNOLOGY (0.4%)
   43,400   Albany Molecular Research, Inc.*                                              549
  110,400   Genzyme Corp.*                                                              4,811
                                                                                   ----------
                                                                                        5,360
                                                                                   ----------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2004

                                                                                       MARKET
   NUMBER                                                                               VALUE
OF SHARES   SECURITY                                                                    (000)
---------------------------------------------------------------------------------------------
            CASINOS & GAMING (0.1%)
   34,800   International Game Technology, Inc.                                    $    1,368
                                                                                   ----------
            COMMUNICATIONS EQUIPMENT (2.5%)
  180,300   Brocade Communications Systems, Inc.*                                       1,080
  405,500   Cisco Systems, Inc.*                                                        8,982
  727,800   Corning, Inc.*                                                              9,018
  273,600   Motorola, Inc.                                                              5,409
  372,000   Polycom, Inc.*                                                              7,622
  137,300   Tekelec, Inc.*                                                              2,282
                                                                                   ----------
                                                                                       34,393
                                                                                   ----------
            COMPUTER HARDWARE (1.4%)
  138,000   Apple Computer, Inc.*                                                       3,872
  237,600   Dell, Inc.*                                                                 8,359
   72,800   IBM Corp.                                                                   6,449
                                                                                   ----------
                                                                                       18,680
                                                                                   ----------
            COMPUTER STORAGE & PERIPHERALS (0.1%)
   56,600   SanDisk Corp.*                                                              1,395
                                                                                   ----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.2%)
   35,500   Caterpillar, Inc.                                                           2,675
                                                                                   ----------
            CONSUMER FINANCE (0.3%)
   79,000   American Express Co.                                                        4,005
                                                                                   ----------
            DATA PROCESSING & OUTSOURCED SERVICES (1.1%)
   38,700   CheckFree Corp.*                                                            1,187
   38,000   DST Systems, Inc.*                                                          1,825
  254,400   First Data Corp.                                                           11,013
   50,500   SunGard Data Systems, Inc.*                                                 1,399
                                                                                   ----------
                                                                                       15,424
                                                                                   ----------
            DISTILLERS & VINTNERS (0.1%)
   25,600   Constellation Brands, Inc. "A"*                                               922
                                                                                   ----------
            DIVERSIFIED BANKS (2.2%)
  250,000   Bank of America Corp.                                                      20,783
  172,700   Bank One Corp.                                                              8,367
                                                                                   ----------
                                                                                       29,150
                                                                                   ----------
            DIVERSIFIED CHEMICALS (0.7%)
  207,000   Du Pont (E.I.) De Nemours & Co.                                             8,942
                                                                                   ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2004

                                                                                       MARKET
   NUMBER                                                                               VALUE
OF SHARES   SECURITY                                                                    (000)
---------------------------------------------------------------------------------------------
            DIVERSIFIED COMMERCIAL SERVICES (1.2%)
  302,000   ARAMARK Corp. "B"                                                      $    8,302
  108,800   ChoicePoint, Inc.*                                                          4,705
   70,200   ITT Educational Services, Inc.*                                             2,872
                                                                                   ----------
                                                                                       15,879
                                                                                   ----------
            ELECTRIC UTILITIES (0.3%)
  104,000   Exelon Corp.                                                                3,463
                                                                                   ----------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
  135,500   American Power Conversion Corp.                                             2,453
                                                                                   ----------
            ELECTRONIC EQUIPMENT MANUFACTURERS (0.4%)
   94,800   Cognex Corp.                                                                3,142
   43,800   Waters Corp.*                                                               2,018
                                                                                   ----------
                                                                                        5,160
                                                                                   ----------
            EXCHANGE-TRADED FUNDS(1.2%)
  139,900   iShares Trust, Russell 2000 Growth Index Fund(g)                            8,472
   67,900   MidCap SPDR Trust Series 1(g)                                               7,405
                                                                                   ----------
                                                                                       15,877
                                                                                   ----------
            HEALTH CARE EQUIPMENT (1.3%)
  100,700   Diagnostic Products Corp.                                                   4,241
   23,300   Guidant Corp.                                                               1,266
  220,700   Medtronic, Inc.                                                            10,572
   69,400   Viasys Healthcare, Inc.*                                                    1,456
                                                                                   ----------
                                                                                       17,535
                                                                                   ----------
            HEALTH CARE FACILITIES (0.4%)
  156,200   Odyssey Healthcare, Inc.*                                                   2,647
   77,400   Triad Hospitals, Inc.*                                                      2,737
                                                                                   ----------
                                                                                        5,384
                                                                                   ----------
            HEALTH CARE SERVICES (0.6%)
   25,700   Caremark Rx, Inc.*                                                            802
  202,000   Medco Health Solutions, Inc.*                                               7,076
                                                                                   ----------
                                                                                        7,878
                                                                                   ----------
            HEALTH CARE SUPPLIES (0.6%)
   36,500   Cooper Companies, Inc.                                                      2,014
   58,700   Edwards Lifesciences Corp.*                                                 2,128
   74,200   Fisher Scientific International, Inc.*                                      4,260
                                                                                   ----------
                                                                                        8,402
                                                                                   ----------

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2004

                                                                                       MARKET
   NUMBER                                                                               VALUE
OF SHARES   SECURITY                                                                    (000)
---------------------------------------------------------------------------------------------
            HOME IMPROVEMENT RETAIL (1.1%)
  266,500   Lowe's Companies, Inc.                                                 $   14,276
                                                                                   ----------
            HOMEBUILDING (0.3%)
  154,250   D.R. Horton, Inc.                                                           4,458
                                                                                   ----------
            HOUSEHOLD PRODUCTS (0.5%)
   60,800   Procter& Gamble Co.                                                         6,555
                                                                                   ----------
            HYPERMARKETS & SUPER CENTERS (0.9%)
  213,900   Wal-Mart Stores, Inc.                                                      11,921
                                                                                   ----------
            INDUSTRIAL CONGLOMERATES (2.7%)
   81,500   3M Co.                                                                      6,892
  565,100   General Electric Co.                                                       17,586
  386,100   Tyco International Ltd.                                                    11,888
                                                                                   ----------
                                                                                       36,366
                                                                                   ----------
            INSURANCE BROKERS (0.4%)
  160,900   Arthur J. Gallagher & Co.                                                   5,125
                                                                                   ----------
            INTEGRATED OIL & GAS (1.9%)
  102,630   ChevronTexaco Corp.                                                         9,278
  363,900   Exxon Mobil Corp.                                                          15,738
                                                                                   ----------
                                                                                       25,016
                                                                                   ----------
            INTEGRATED TELECOMMUNICATION SERVICES (0.5%)
  381,100   Sprint Corp. - FON Group                                                    6,768
                                                                                   ----------
            INTERNET SOFTWARE & SERVICES (0.1%)
   62,900   Yahoo!, Inc.*                                                               1,929
                                                                                   ----------
            INVESTMENT BANKING & BROKERAGE (1.2%)
  374,600   E-Trade Group, Inc.*                                                        4,274
  216,400   Merrill Lynch & Co., Inc.                                                  12,292
                                                                                   ----------
                                                                                       16,566
                                                                                   ----------
            MANAGED HEALTH CARE (0.7%)
   50,300   Anthem, Inc.*                                                               4,453
   48,700   Coventry Health Care, Inc.*                                                 2,244
  114,900   Health Net, Inc.*                                                           2,700
                                                                                   ----------
                                                                                        9,397
                                                                                   ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2004

                                                                                       MARKET
   NUMBER                                                                               VALUE
OF SHARES   SECURITY                                                                    (000)
---------------------------------------------------------------------------------------------
            METAL & GLASS CONTAINERS (0.9%)
  502,500   Pactiv Corp.*                                                          $   11,849
                                                                                   ----------
            MOVIES & ENTERTAINMENT (1.3%)
  997,300   Time Warner, Inc.*                                                         16,994
                                                                                   ----------
            MULTI-LINE INSURANCE (1.2%)
  229,600   American International Group, Inc.                                         16,830
                                                                                   ----------
            OIL & GAS DRILLING (0.2%)
  104,000   Ensco International, Inc.                                                   2,771
                                                                                   ----------
            OIL & GAS EQUIPMENT & SERVICES (0.6%)
  145,200   Schlumberger Ltd.                                                           8,301
                                                                                   ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.8%)
  159,300   Apache Corp.                                                                6,429
  354,500   Chesapeake Energy Corp.                                                     4,680
                                                                                   ----------
                                                                                       11,109
                                                                                   ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (2.1%)
  519,543   Citigroup, Inc.                                                            24,123
  123,900   Principal Financial Group, Inc.                                             4,330
                                                                                   ----------
                                                                                       28,453
                                                                                   ----------
            PACKAGED FOODS & MEAT (0.2%)
  165,400   Hain Celestial Group, Inc.*                                                 2,928
                                                                                   ----------
            PAPER PACKAGING (0.3%)
  246,600   Smurfit-Stone Container Corp.*                                              4,478
                                                                                   ----------
            PAPER PRODUCTS (0.4%)
  139,100   International Paper Co.                                                     5,832
                                                                                   ----------
            PERSONAL PRODUCTS (0.7%)
  234,400   Gillette Co.                                                               10,100
                                                                                   ----------
            PHARMACEUTICALS (3.9%)
  252,500   Abbott Laboratories                                                        10,405
  133,600   Eli Lilly & Co.                                                             9,842

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2004

                                                                                       MARKET
   NUMBER                                                                               VALUE
OF SHARES   SECURITY                                                                    (000)
---------------------------------------------------------------------------------------------
  158,800   King Pharmaceuticals, Inc.*                                            $    2,122
  585,500   Pfizer, Inc.                                                               20,692
  250,200   Wyeth                                                                       9,007
                                                                                   ----------
                                                                                       52,068
                                                                                   ----------
            PROPERTY & CASUALTY INSURANCE (1.0%)
   67,800   Ambac Financial Group, Inc.                                                 4,688
  216,223   St. Paul Companies, Inc.                                                    8,580
                                                                                   ----------
                                                                                       13,268
                                                                                   ----------
            RAILROADS (0.9%)
  160,100   CSX Corp.                                                                   5,059
  282,400   Norfolk Southern Corp.                                                      6,843
                                                                                   ----------
                                                                                       11,902
                                                                                   ----------
            RESTAURANTS (0.1%)
   57,500   Krispy Kreme Doughnuts, Inc.*(g)                                            1,235
                                                                                   ----------
            SEMICONDUCTOR EQUIPMENT (1.2%)
  312,600   Applied Materials, Inc.*                                                    6,239
   96,100   KLA-Tencor Corp.*                                                           4,630
   66,800   Novellus Systems, Inc.*                                                     2,224
   84,200   Varian Semiconductor Equipment Associates, Inc.*                            3,096
                                                                                   ----------
                                                                                       16,189
                                                                                   ----------
            SEMICONDUCTORS (1.9%)
   79,500   Fairchild Semiconductor International, Inc. "A"*                            1,567
  367,700   Intel Corp.                                                                10,498
  189,200   International Rectifier Corp.*                                              8,376
  186,900   Texas Instruments, Inc.                                                     4,880
                                                                                   ----------
                                                                                       25,321
                                                                                   ----------
            SOFT DRINKS (1.0%)
  245,800   PepsiCo, Inc.                                                              13,118
                                                                                   ----------
            SPECIALTY STORES (1.6%)
  184,500   Michaels Stores, Inc.                                                       9,640
  105,400   O'Reilly Automotive, Inc.*                                                  4,736
  219,800   PETsMART, Inc.                                                              6,833
                                                                                   ----------
                                                                                       21,209
                                                                                   ----------
            SYSTEMS SOFTWARE (1.8%)
  945,300   Microsoft Corp.                                                            24,909
                                                                                   ----------

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                   (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2004

                                                                                       MARKET
   NUMBER                                                                               VALUE
OF SHARES   SECURITY                                                                    (000)
---------------------------------------------------------------------------------------------
            TECHNOLOGY DISTRIBUTORS (0.4%)
   49,600   CDW Corp.                                                              $    3,485
  153,900   Ingram Micro, Inc. "A" *                                                    2,224
                                                                                   ----------
                                                                                        5,709
                                                                                   ----------
            THRIFTS & MORTGAGE FINANCE (0.5%)
  109,899   Countrywide Financial Corp.                                                 7,088
                                                                                   ----------
            TOBACCO (0.6%)
  170,800   Altria Group, Inc.                                                          8,193
                                                                                   ----------
            TRADING COMPANIES & DISTRIBUTORS (0.1%)
   28,700   Fastenal Co.                                                                1,486
                                                                                   ----------
            TRUCKING (0.3%)
  101,300   Yellow Roadway Corp.*                                                       3,617
                                                                                   ----------
            WIRELESS TELECOMMUNICATION SERVICES (0.5%)
  279,100   Nextel Communications, Inc. "A"*                                            6,456
                                                                                   ----------
            Total U.S. stocks (cost: $648,362)                                        749,831
                                                                                   ----------
            INTERNATIONAL STOCKS (24.9%)

            AUSTRALIA (1.0%)
  789,116   News Corp. Ltd. (Movies & Entertainment)                                    7,243
  635,243   QBE Insurance Group Ltd. (Property & Casualty Insurance)                    5,671
                                                                                   ----------
                                                                                       12,914
                                                                                   ----------
            AUSTRIA (0.4%)
   36,600   Erste Bank der oesterreichischen Sparkassen AG (Regional Banks)             5,656
                                                                                   ----------
            BRAZIL (0.5%)
   92,600   Brasil Telecom Participacoes S.A. ADR (Preferred)
              (Integrated Telecommunication Services)                                   2,668
   92,100   Companhia Vale Do Rio Doce ADR (Diversified Metals & Mining)                4,669
                                                                                   ----------
                                                                                        7,337
                                                                                   ----------
            CANADA (0.8%)
  168,100   BCE, Inc. (Integrated Telecommunication Services)(g)                        3,343
   95,910   Canadian National Railway Co. (Railroads)                                   3,787
   98,430   Encana Corp. (Integrated Oil & Gas)                                         3,853
                                                                                   ----------
                                                                                       10,983
                                                                                   ----------

26

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                   (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2004

                                                                                       MARKET
   NUMBER                                                                               VALUE
OF SHARES   SECURITY                                                                    (000)
---------------------------------------------------------------------------------------------
            CAYMAN ISLANDS (0.0%)(o)
1,331,000   Semiconductor Manufacturing International Corp. (Semiconductors)*      $      331
                                                                                   ----------
            FRANCE (3.9%)
  411,400   AXA S.A. (Multi-Line Insurance)                                             8,443
  202,981   Credit Agricole S.A. (Regional Banks)(g)                                    4,992
   46,200   L'Air Liquide S.A. (Industrial Gases)                                       8,105
   50,800   L'Oreal S.A. (Personal Products)                                            3,944
   74,670   Sanofi-Synthelabo S.A. (Pharmaceuticals)(g)                                 4,935
  104,238   Schneider Electric S.A. (Electrical Components & Equipment)(g)              7,017
   81,170   Societe Television Francaise 1 (Broadcasting & Cable TV)(g)                 2,522
   42,080   Total S.A. (Integrated Oil & Gas)(g)                                        7,901
  193,000   Veolia Environnement (Multi-Utilities & Unregulated Power)(g)               5,163
                                                                                   ----------
                                                                                       53,022
                                                                                   ----------
            GERMANY (0.7%)
  120,520   Bayerische Motoren Werke AG (Automobile Manufacturers)                      5,109
   70,300   Schering AG (Pharmaceuticals)                                               3,835
                                                                                   ----------
                                                                                        8,944
                                                                                   ----------
            HONG KONG (0.5%)
6,398,500   CNOOC Ltd. (Oil& Gas Exploration & Production)                              2,750
1,034,500   Esprit Holdings Ltd. (Apparel Retail)                                       4,539
                                                                                   ----------
                                                                                        7,289
                                                                                   ----------
            HUNGARY (0.3%)
  117,000   OTP Bank Ltd. GDR (Regional Banks)*                                         4,731
                                                                                   ----------
            IRELAND (0.6%)
  379,000   Depfa Bank plc (Specialized Finance)                                        5,672
  161,120   Irish Life & Permanent plc (Other Diversified Financial Services)           2,450
                                                                                   ----------
                                                                                        8,122
                                                                                   ----------
            ITALY (0.3%)
  201,200   RAS S.p.A. (Multi-Line Insurance)                                           3,611
                                                                                   ----------
            JAPAN (3.8%)
  210,000   Bridgestone Corp. (Tires & Rubber)                                          3,516
  146,000   Canon, Inc. (Electronic Equipment Manufacturers)                            7,220
  312,100   Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)                            4,744

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                   (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2004

                                                                                       MARKET
   NUMBER                                                                               VALUE
OF SHARES   SECURITY                                                                    (000)
---------------------------------------------------------------------------------------------
  297,000   Citizen Watch Co. (Apparel, Accessories, & Luxury Goods)               $    3,115
      758   KDDI Corp. (Integrated Telecommunication Services)                          4,430
   83,400   Murata Manufacturing Co. Ltd. (Electrical Components & Equipment)           4,821
  118,300   Seiko Epson Corp. (Office Electronics)                                      4,068
  314,000   Sekisui Chemical Co. Ltd. (Homebuilding)                                    2,319
   82,000   Shinsei Bank (Diversified Banks)                                              555
  125,200   Tokyo Broadcasting System, Inc. (Broadcasting & Cable TV)                   2,231
1,403,000   Tokyo Gas Co. Ltd. (Gas Utilities)                                          4,952
  169,400   Toyota Motor Corp. (Automobile Manufacturers)                               6,149
  234,100   Yamaha Corp. (Consumer Electronics)                                         3,556
                                                                                   ----------
                                                                                       51,676
                                                                                   ----------
            KOREA (0.6%)
    9,430   Samsung Electronics Co. Ltd. (Semiconductors)                               4,211
   33,790   Samsung SDI Co. Ltd. (Computer Storage & Peripherals)                       3,729
                                                                                   ----------
                                                                                        7,940
                                                                                   ----------
            MEXICO (0.2%)
   76,200   Grupo Televisa S.A. de C.V. ADR (Broadcasting & Cable TV)                   3,220
                                                                                   ----------
            NETHERLANDS (0.3%)
  274,230   Reed Elsevier N.V. (Publishing)                                             3,829
                                                                                   ----------
            NORWAY (0.1%)
  129,060   DNB Holdings ASA (Diversified Banks)                                          818
                                                                                   ----------
            SINGAPORE (0.6%)
  318,000   DBS Group Holdings Ltd. (Diversified Banks)                                 2,639
3,099,000   Singapore Telecommunications Ltd. (Integrated Telecommunication
               Services)                                                                3,995
  233,000   United Overseas Bank Ltd. (Diversified Banks)                               1,783
                                                                                   ----------
                                                                                        8,417
                                                                                   ----------
            SPAIN (1.0%)
  258,600   Banco Bilbao Vizcaya Argentaria S.A. (Diversified Banks)                    3,425
  175,550   Iberdrola S.A. (Electric Utilities)                                         3,543
  449,198   Telefonica S.A. (Integrated Telecommunication Services)(g)                  6,519
                                                                                   ----------
                                                                                       13,487
                                                                                   ----------

28

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                   (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2004

                                                                                       MARKET
   NUMBER                                                                               VALUE
OF SHARES   SECURITY                                                                    (000)
---------------------------------------------------------------------------------------------
            SWEDEN (1.7%)
  126,800   Atlas Copco AB "A" (Industrial Machinery)                              $    4,681
1,931,000   Ericsson LM "B" (Communications Equipment)*                                 5,392
  287,900   Hennes & Mauritz AB "B" (Apparel Retail)(g)                                 7,130
  150,100   Sandvik AB (Industrial Machinery)                                           5,097
                                                                                   ----------
                                                                                       22,300
                                                                                   ----------
            SWITZERLAND (2.5%)
  149,900   Credit Suisse Group (Diversified Banks)*                                    5,149
   13,099   Nestle S.A. (Packaged Foods & Meat)                                         3,407
   90,110   Novartis AG (Pharmaceuticals)                                               4,041
   71,400   Roche Holdings AG (Pharmaceuticals)                                         7,520
    8,340   Straumann AG (Health Care Supplies)                                         1,723
   30,042   Syngenta AG (Specialty Chemicals)*                                          2,389
   24,800   Synthes, Inc. (Health Care Equipment)                                       2,919
   89,236   UBS AG (Diversified Banks)                                                  6,401
                                                                                   ----------
                                                                                       33,549
                                                                                   ----------
            TAIWAN (0.1%)
1,026,000   Compal Electronics, Inc. (Computer Hardware)                                1,262
                                                                                   ----------
            UNITED KINGDOM (5.0%)
  852,600   Amvescap plc (Investment Banking & Brokerage)                               5,715
  133,390   AstraZeneca plc (Pharmaceuticals)                                           6,212
  223,000   BG Group plc (Oil & Gas Exploration & Production)                           1,357
  147,170   BOC Group plc (Diversified Chemicals)                                       2,401
  450,900   British Sky Broadcasting Group plc (Broadcasting & Cable TV)                5,070
   49,140   Capital Radio plc (Broadcasting & Cable TV)                                   409
  407,260   Diageo plc (Distillers & Vintners)                                          5,404
1,136,840   Kingfisher plc (Home Improvement Retail)                                    5,959
  138,710   Next plc (Apparel Retail)                                                   3,524
  429,120   Reckitt Benckiser plc (Household Products)                                 11,624
  165,544   Royal Bank Scotland Group plc (Diversified Banks)                           4,997
3,785,230   Vodafone Group plc (Wireless Telecommunication Services)                    8,898
  574,400   William Hill plc (Casinos & Gaming)                                         5,696
                                                                                   ----------
                                                                                       67,266
                                                                                   ----------
            Total international stocks (cost: $272,485)                               336,704
                                                                                   ----------

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                   (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2004

PRINCIPAL                                                                                                     MARKET
   AMOUNT                                                               COUPON                                 VALUE
    (000)     SECURITY                                                    RATE              MATURITY           (000)
--------------------------------------------------------------------------------------------------------------------
              BONDS (17.6%)

              CORPORATE OBLIGATIONS (4.4%)

              ALUMINUM (0.1%)
 $  2,000     Alcan, Inc., Notes(b)                                       1.52%(c)        12/08/2005      $    2,005
                                                                                                          ----------
              BROADCASTING & CABLE TV (0.2%)
    2,000     Comcast Cable Communications, Inc.,
                Senior Notes                                              6.88             6/15/2009           2,186
                                                                                                          ----------
              CONSUMER FINANCE (0.3%)
    2,000     American Honda Finance Corp., MTN(b)                        1.34(c)          5/11/2007           1,999
    2,000     General Motors Acceptance Corp., Notes                      2.40(c)         10/20/2005           2,016
                                                                                                          ----------
                                                                                                               4,015
                                                                                                          ----------
              DIVERSIFIED BANKS (0.1%)
    2,000     U.S. Central Credit Union, Senior Notes                     2.70             9/30/2009           1,957
                                                                                                          ----------
              DIVERSIFIED METALS & MINING (0.1%)
    1,000     Glencore Funding LLC, Notes(b)                              6.00             4/15/2014             917
                                                                                                          ----------
              ELECTRIC UTILITIES (0.9%)
    2,000     Oglethorpe Power Corp., Secured Series
                Facility Bonds                                            6.97             6/30/2011           2,146
    2,000     Pinnacle West Capital Corp., Senior Notes                   1.98(c)         11/01/2005           2,002
    2,000     Power Contract Financing, Senior Notes(b)                   6.26             2/01/2010           2,052
    2,000     PPL Capital Funding, Notes(b)                               4.33             3/01/2009           1,938
    2,000     Tampa Electric Co., Notes                                   6.38             8/15/2012           2,079
    2,000     Tristate General & Transport Assoc., Notes(b)               6.04             1/31/2018           1,998
                                                                                                          ----------
                                                                                                              12,215
                                                                                                          ----------
              FOOD RETAIL (0.2%)
    2,000     Safeway Inc., Notes                                         5.80             8/15/2012           2,014
                                                                                                          ----------
              FOREST PRODUCTS (0.2%)
    2,000     Weyerhaeuser Co., Notes                                     6.75             3/15/2012           2,164
                                                                                                          ----------
              GAS UTILITIES (0.2%)
    2,000     Noram Energy Corp., Debentures                              6.50             2/01/2008           2,116
    1,000     Valero Logistics Operations, LP, Senior Notes               6.05             3/15/2013           1,020
                                                                                                          ----------
                                                                                                               3,136
                                                                                                          ----------
              HEALTH CARE FACILITIES (0.1%)
    2,000     HCA, Inc., Notes                                            5.25            11/06/2008           1,971
                                                                                                          ----------

30

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                   (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2004

PRINCIPAL                                                                                                     MARKET
   AMOUNT                                                               COUPON                                 VALUE
    (000)     SECURITY                                                    RATE              MATURITY           (000)
--------------------------------------------------------------------------------------------------------------------
              HOUSEWARES & SPECIALTIES (0.2%)
 $  2,000     Newell Rubermaid, Inc., MTN, Series A(e)                    6.35%            7/15/2028      $    2,124
                                                                                                          ----------
              INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
    1,000     Citizens Communications Co., Notes                          8.50             5/15/2006           1,068
                                                                                                          ----------
              INVESTMENT BANKING & BROKERAGE (0.1%)
    2,000     Morgan Stanley, Subordinated Notes                          4.75             4/01/2014           1,842
                                                                                                          ----------
              MOVIES & ENTERTAINMENT (0.2%)
    2,000     AOL Time Warner, Notes                                      5.63             5/01/2005           2,059
                                                                                                          ----------
              MULTI-UTILITIES & UNREGULATED POWER (0.1%)
    1,000     Duke Capital Corp., Senior Notes                            5.50             3/01/2014             953
                                                                                                          ----------
              OIL & GAS EQUIPMENT & SERVICES (0.3%)
    2,000     Cooper Cameron Corp., Senior Notes                          2.65             4/15/2007           1,941
    2,000     Halliburton Co., Senior Notes                               2.65(c)         10/17/2005           2,023
                                                                                                          ----------
                                                                                                               3,964
                                                                                                          ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.1%)
    1,000     Nexen, Inc., Notes                                          5.05            11/20/2013             958
    1,000     Southwestern Energy Co., MTN(e)                             7.63             5/01/2027           1,040
                                                                                                          ----------
                                                                                                               1,998
                                                                                                          ----------
              OIL & GAS REFINING & MARKETING & TRANSPORTATION (0.2%)
    2,000     Magellan Midstream Partners LP, Notes                       6.45             6/01/2014           2,025
                                                                                                          ----------
              PACKAGED FOODS & MEAT (0.2%)
    2,000     Kraft Foods, Inc., Notes                                    4.63            11/01/2006           2,056
                                                                                                          ----------
              PAPER PRODUCTS (0.1%)
    2,000     MeadWestVaco Corp., Notes                                   1.70(c)         12/01/2005           2,002
                                                                                                          ----------
              PROPERTY & CASUALTY INSURANCE (0.1%)
    2,000     21st Century Insurance Group, Senior Notes(b)               5.90            12/15/2013           2,006
                                                                                                          ----------
              REAL ESTATE INVESTMENT TRUSTS (0.1%)
    1,000     Istar Financial, Inc., Senior Notes(b)                      5.13             4/01/2011             927
                                                                                                          ----------
              REINSURANCE (0.1%)
    2,000     Montpelier Re Holdings Ltd., Senior Notes                   6.13             8/15/2013           2,004
                                                                                                          ----------

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                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2004

PRINCIPAL                                                                                                     MARKET
   AMOUNT                                                               COUPON                                 VALUE
    (000)     SECURITY                                                    RATE              MATURITY           (000)
--------------------------------------------------------------------------------------------------------------------
              THRIFTS & MORTGAGE FINANCE (0.1%)
 $  2,000     Independence Community Bank Corp., Notes(m)                 3.50%            6/20/2013      $    1,904
                                                                                                          ----------
              Total corporate obligations (cost: $60,717)                                                     59,512
                                                                                                          ----------
              EURODOLLAR AND YANKEE OBLIGATIONS (0.6%)

              FOREIGN GOVERNMENT (0.1%)
    2,000     Republic of Poland, Notes (Poland)                          5.25             1/15/2014           1,961
                                                                                                          ----------
              INTEGRATED OIL & GAS (0.2%)
    2,000     BP Capital plc, Company Guaranty Notes
                (United Kingdom)                                          2.75            12/29/2006           1,992
                                                                                                          ----------
              INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
    2,000     Telecom Italia Capital, Guaranteed Senior
                Notes, Series A (Luxembourg)(b)                           4.00            11/15/2008           1,965
                                                                                                          ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.2%)
    2,000     Canadian Oil Sands Ltd., Notes (Canada)(b)                  5.80             8/15/2013           1,968
                                                                                                          ----------
              Total eurodollar and yankee obligations
                (cost: $8,034)                                                                                 7,886
                                                                                                          ----------
              ASSET-BACKED SECURITIES (0.6%)

              AIRLINES (0.2%)
    1,447     America West Airlines, Inc., Pass-Through
                Certificates, Series 1996-1, Class A, EETC                6.85             7/02/2009           1,462
    1,732     Northwest Airlines Corp., Pass-Through
                Certificates, Series 1999-2A, EETC(g)                     7.58             3/01/2019           1,751
                                                                                                          ----------
                                                                                                               3,213
                                                                                                          ----------
              ASSET-BACKED FINANCING (0.4%)
    2,000     DaimlerChrysler Auto Trust, Series 2003-B,
                Class A2(b)                                               1.61             7/08/2006           1,999
    2,000     Ford Credit Auto Owner Trust, Series 2004-A,
                Class A2(f)                                               2.13            10/15/2006           1,999
    1,439     Harley-Davidson Motorcycle Trust,
                Series 2003-4, Class A1                                   1.47             4/15/2008           1,435
                                                                                                          ----------
                                                                                                               5,433
                                                                                                          ----------
              Total asset-backed securities (cost: $8,731)                                                     8,646
                                                                                                          ----------

32

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                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2004

PRINCIPAL                                                                                                     MARKET
   AMOUNT                                                               COUPON                                 VALUE
    (000)     SECURITY                                                    RATE              MATURITY           (000)
--------------------------------------------------------------------------------------------------------------------
            COMMERCIAL MORTGAGE SECURITIES (0.3%)

            COMMERICAL MORTGAGE-BACKED SECURITIES
 $  1,211   LB Commercial Conduit Mortgage Trust,
              Series 1995-C2, Class C                                     7.76%            9/25/2025      $    1,244
    2,000   Merrill Lynch Mortgage Investors, Inc.,
              Mortgage Pass-Through Certificates,
              Series 1998-C1, Class A2                                    6.48            11/15/2026           2,125
                                                                                                          ----------
            Total commercial mortgage securities
              (cost: $3,429)                                                                                   3,369
                                                                                                          ----------
            U.S. GOVERNMENT AGENCY ISSUES (8.4%)(k)

            ASSET-BACKED FINANCING (0.2%)
    2,928   U.S. Small Business Administration,
              Participation Certificates, Series 2003-20 F                4.07             6/01/2023           2,716
                                                                                                          ----------
            DEBENTURES (1.3%)
            Fannie Mae,(+)
    5,000     CPI Floating Rate Note                                      2.83(c)          2/17/2009           4,964
    5,000     Subordinated Note                                           5.25             8/01/2012           4,967
    7,100     Benchmark Note                                              7.13             6/15/2010           8,046
                                                                                                          ----------
                                                                                                              17,977
                                                                                                          ----------
            MORTGAGE-BACKED PASS-THROUGH SECURITIES (5.5%)
            Fannie Mae,(+)
    8,775     Pool 706349                                                 5.00             5/01/2033           8,452
    1,132     Pool 610989                                                 6.50            10/01/2016           1,196
    2,258     Pool 253180                                                 6.50             2/01/2030           2,345
      995     Pool 535164                                                 7.00             2/01/2030           1,050
      350     Pool 547483                                                 7.00             8/01/2030             369
            Freddie Mac,(+)
    7,218     Pool C79394                                                 5.50             4/01/2033           7,168
   18,449     Pool C01491                                                 6.00             2/01/2033          18,783
            Government National Mortgage Assn.,
    3,062     Pool 780860                                                 6.00             9/15/2028           3,129
    2,539     Pool 603869                                                 6.00             1/15/2033           2,590
      533     Pool 340945                                                 6.50             5/15/2023             558
      731     Pool 352106                                                 6.50             8/15/2023             766
      296     Pool 366762                                                 6.50             4/15/2024             310
    2,339     Pool 781494                                                 6.50             8/20/2031           2,429
    1,487     Pool 577423                                                 6.50             1/15/2032           1,547
   13,946     Pool 781496                                                 6.50             9/15/2032          14,515
    2,413     Pool 575469                                                 7.00            12/15/2031           2,554
    1,642     Pool 583624                                                 7.00             6/15/2032           1,737

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                   (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2004

PRINCIPAL                                                                                                     MARKET
   AMOUNT                                                               COUPON                                 VALUE
    (000)     SECURITY                                                    RATE              MATURITY           (000)
--------------------------------------------------------------------------------------------------------------------
              Government National Mortgage Assn.,
 $     37      Pool 206743                                                7.50%            3/15/2017      $       40
      156      Pool 207904                                                7.50             3/15/2017             170
       18      Pool 207950                                                7.50             3/15/2017              20
    1,311      Pool 002934                                                7.50             6/20/2030           1,405
      318      Pool 003070                                                7.50             4/20/2031             341
       69      Pool 166093                                                8.00             6/15/2016              76
       21      Pool 166108                                                8.00             6/15/2016              22
       34      Pool 177786                                                8.00             9/15/2016              37
       52      Pool 186000                                                8.00            11/15/2016              57
       32      Pool 193968                                                8.00            12/15/2016              36
       39      Pool 203822                                                8.00             3/15/2017              43
    1,185      Pool 002958                                                8.00             8/20/2030           1,287
        4      Pool 034140                                                8.50             9/15/2009               4
       15      Pool 138007                                                8.50             6/15/2016              17
        7      Pool 164021                                                8.50             6/15/2016               8
       33      Pool 159980                                                8.50             7/15/2016              37
        4      Pool 171477                                                8.50             9/15/2016               4
        5      Pool 176311                                                8.50             9/15/2016               6
       11      Pool 177247                                                8.50             9/15/2016              12
       14      Pool 174005                                                8.50            12/15/2016              15
       29      Pool 197279                                                8.50            12/15/2016              32
       52      Pool 190671                                                8.50             1/15/2017              57
        7      Pool 197400                                                8.50             1/15/2017               8
       33      Pool 201986                                                8.50             1/15/2017              36
       32      Pool 185270                                                8.50             2/15/2017              36
        5      Pool 157116                                                9.00             6/15/2016               5
        1      Pool 162801                                                9.00             7/15/2016               1
        4      Pool 166282                                                9.00             7/15/2016               5
        3      Pool 164502                                                9.00             8/15/2016               3
        7      Pool 172663                                                9.00             9/15/2016               8
        3      Pool 170810                                                9.00            10/15/2016               3
       26      Pool 031433                                                9.50             6/15/2009              28
        3      Pool 032271                                                9.50             6/15/2009               3
       45      Pool 034679                                                9.50             6/15/2009              50
       11      Pool 038310                                                9.50             6/15/2009              12
        7      Pool 035052                                                9.50             9/15/2009               8
       28      Pool 167971                                                9.50             7/15/2016              31
       56      Pool 172771                                                9.50             9/15/2016              62
        6      Pool 182369                                                9.50            11/15/2016               7
        3      Pool 185417                                                9.50            11/15/2016               4
       36      Pool 186335                                                9.50            11/15/2016              40

34

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2004

PRINCIPAL                                                                                                     MARKET
   AMOUNT                                                               COUPON                                 VALUE
    (000)     SECURITY                                                    RATE              MATURITY           (000)
--------------------------------------------------------------------------------------------------------------------
              Government National Mortgage Assn.,
 $     16      Pool 187909                                                 9.50%          11/15/2016      $       18
        1      Pool 184544                                                 9.50           12/15/2016               1
        7      Pool 190555                                                 9.50           12/15/2016               8
       97      Pool 189802                                                 9.50            4/15/2017             109
       28      Pool 214646                                                 9.50            5/15/2017              32
       16      Pool 225137                                                 9.50            8/15/2017              18
       42      Pool 037733                                                10.00           11/15/2009              46
       10      Pool 037889                                                10.00           11/15/2009              11
       28      Pool 037888                                                10.00           11/15/2009              31
       25      Pool 036897                                                10.00           12/15/2009              28
       13      Pool 059731                                                11.50            3/15/2013              15
                                                                                                          ----------
                                                                                                              73,891
                                                                                                          ----------
              COLLATERALIZED MORTGAGE OBLIGATIONS (0.9%)
              Freddie Mac,(+)
    5,123      Series 2389 VH                                              6.00           12/01/2031           5,309
      180      Series 2412 VA                                              6.50           11/15/2012             180
              Government National Mortgage Assn.,
    5,000      Series 2003-50 PC                                           5.50            3/16/2032           4,913
    1,067      Series 1999-11VC                                            6.50            5/20/2014           1,077
    1,000      Series 2001-49 VB                                           7.00           11/16/2016           1,055
                                                                                                          ----------
                                                                                                              12,534
                                                                                                          ----------
              OTHER U.S. GOVERNMENT AGENCIES (0.5%)
    2,000     Perforadora Centrale S.A. de C.V. "A",
               Guaranteed Bond, Series A, Title XI                         5.24           12/15/2018           1,984
    4,524     Rowan Companies, Inc., Guaranteed
               Bond, Title XI                                              2.80           10/20/2013           4,202
                                                                                                          ----------
                                                                                                               6,186
                                                                                                          ----------
              Total U.S. government agency issues
               (cost: $113,256)                                                                              113,304
                                                                                                          ----------

              U.S. TREASURY SECURITIES (2.6%)

              INFLATION-INDEXED NOTES (1.2%)(a)
    8,441     3.38%, 1/15/2012(g)                                                                              9,409
    6,459     3.50%, 1/15/2011                                                                                 7,212
                                                                                                          ----------
                                                                                                              16,621
                                                                                                          ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2004

PRINCIPAL                                                                                                     MARKET
   AMOUNT                                                               COUPON                                 VALUE
    (000)     SECURITY                                                    RATE              MATURITY           (000)
--------------------------------------------------------------------------------------------------------------------
              NOTES (1.4%)
$   6,000     2.63%, 11/15/2006(g)                                                                        $    5,973
    6,000     3.88%, 2/15/2013(g)                                                                              5,715
    7,000     4.00%, 2/15/2014(g)                                                                              6,657
                                                                                                          ----------
                                                                                                              18,345
                                                                                                          ----------
              Total U.S. Treasury securities (cost: $33,723)                                                  34,966
                                                                                                          ----------
              MUNICIPAL BONDS (0.7%)

              COMMUNITY SERVICE (0.2%)
    2,000     Jicarilla Apache Nation, NM, RB                             2.95%           12/01/2006           1,983
                                                                                                          ----------
              ELECTRIC UTILITIES (0.1%)
    1,000     Ohio State Water Development Auth.
                PCRB, Series 2000A(e)                                     2.20             4/01/2024           1,000
                                                                                                          ----------
              ENVIRONMENTAL SERVICES (0.3%)
    2,000     California State Financing Auth. PCRB,
                (Republic Services, Inc.)(e)                              2.00            12/01/2033           1,998
    2,500     Gulf Coast Waste Disposal Auth., TX,
                RB, Series A(e)                                           2.50             5/01/2028           2,499
                                                                                                          ----------
                                                                                                               4,497
                                                                                                          ----------
              HOSPITAL (0.1%)
    2,000     Rhode Island State Health & Education
                RB, Series C (LOC - Citizens Bank of
                Rhode Island)(e)                                          3.60              9/15/2033          1,983
                                                                                                          ----------
              Total municipal bonds (cost: $9,500)                                                             9,463
                                                                                                          ----------
              Total bonds (cost: $237,390)                                                                   237,146
                                                                                                          ----------

   Number
of Shares
---------

               MONEY MARKET INSTRUMENTS (8.6%)

               MONEY MARKET FUNDS (1.2%)
               -------------------------

4,788,087      AIM Short-Term Investment Co. Liquid
                 Assets Portfolio(h,i)                                    1.01                      -          4,788
6,004,976      Merrill Lynch Premier Institutional Fund(h,i)              0.99                      -          6,005
6,004,080      SSgA Prime Money Market Fund(h)                            0.91                      -          6,004
                                                                                                          ----------
                                                                                                              16,797
                                                                                                          ----------

36

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2004

PRINCIPAL                                                                                                     MARKET
   AMOUNT                                                               COUPON                                 VALUE
    (000)     SECURITY                                                    RATE              MATURITY           (000)
--------------------------------------------------------------------------------------------------------------------

              VARIABLE-RATE DEMAND NOTES (0.2%)(n)
              ------------------------------------

              ELECTRIC UTILITIES
 $  2,000     Sempra Energy ESOP, Series 1999
                (NBGA-Sempra Energy)(b)                                   1.50%           11/01/2014      $    2,000
                                                                                                          ----------
              REPURCHASE AGREEMENTS (4.5%)
              ----------------------------

   14,000     Banc One Capital Markets, Inc., 1.02%, acquired
                on 5/28/2004 and due 6/01/2004 at $14,000
                (collateralized by $20,114 of Fannie Mae
                Notes(k,+), 0.99% - 5.00%, due 9/06/2005 -
                5/25/2033; market value of $14,280)(i,j)                                                      14,000
   15,000     CS First Boston LLC, 1.03%, acquired on
                5/28/2004 and due 6/01/2004 at $15,000
                (collateralized by $50,830 of U.S.Treasury
                STRIPS, 5.75%(l), due 8/15/2025; market
                value of $15,301)(i,j)                                                                        15,000
   17,500     Lehman Brothers, Inc., 1.01%, acquired on
                5/28/2004 and due 6/01/2004 at $17,500
                (collateralized by $12,755 of FICO STRIPS,
                5.84%(l), due 5/11/2018; $8,220 of Freddie
                Mac Notes(k,+), 1.62%, due 6/06/2008; and
                $8,675 of Tennessee Valley Auth. Bonds,
                6.05%(l), due 12/15/2017; combined market
                value of $17,851)(i,j)                                                                        17,500
   14,335     Morgan Stanley & Co. Inc., 1.01%, acquired on
                5/28/2004 and due 6/01/2004 at $14,335
                (collateralized by $15,020 of Fannie Mae Discount
                Notes(+), due 2/04/2005; market value of $14,844)(i, j)                                       14,335
                                                                                                          ----------
                                                                                                              60,835
                                                                                                          ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2004

PRINCIPAL                                                                                                     MARKET
   AMOUNT                                                               COUPON                                 VALUE
    (000)     SECURITY                                                    RATE              MATURITY           (000)
--------------------------------------------------------------------------------------------------------------------
              COMMERCIAL PAPER (2.0%)
              -----------------------

              AGRICULTURAL PRODUCTS (0.4%)
 $  5,774     Dairy Farmers of America, Inc.(b,d)                         1.09%           6/01/2004       $    5,774
                                                                                                          ----------
              ASSET-BACKED FINANCING (1.6%)
    8,100     Beacon Funding LLC(i)                                       1.17            6/17/2004            8,096
   13,000     Park Granada LLC(i)                                         1.12            6/01/2004           13,000
                                                                                                          ----------
                                                                                                              21,096
                                                                                                          ----------
                                                                                                              26,870
                                                                                                          ----------
              DISCOUNT NOTE (0.7%)
              --------------------

    9,482     Federal Home Loan Bank(+)                                   0.81            6/01/2004            9,482
                                                                                                          ----------
              Total money market instruments (cost: $115,984)                                                115,984
                                                                                                          ----------
              TOTAL INVESTMENTS (COST: $1,274,221)                                                        $1,439,665
                                                                                                          ==========

38

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2004

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

         ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         GDR - Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         PORTFOLIO DESCRIPTION ABBREVIATIONS

         CPI         Consumer Price Index
         EETC        Enhanced Equipment Trust Certificate
         ESOP        Employee Stock Ownership Plan
         PCRB        Pollution Control Revenue Bond
         MTN         Medium-Term Note
         RB          Revenue Bond

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. A high-quality bank, insurance company, or other corporation, or a collateral trust may provide the enhancement.

         (LOC) Principal and interest payments are guaranteed by a bank letter of credit

         (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) U.S. Treasury inflation-indexed notes - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2004

             of inflation. They trade at the prevailing real, or after inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

         (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (c) Variable- or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at May 31, 2004.

         (d) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (e) Security has a mandatory put, which shortens its effective maturity date.

         (f) Security was fair valued at May 31, 2004, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

         (g) The security or a portion thereof was out on loan as of May 31, 2004.

         (h) Rate represents the money market fund annualized seven-day yield at May 31, 2004.

40

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2004

         (i) Investment was purchased with the cash collateral proceeds received from securities loaned.

         (j) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

         (k) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government agencies are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (l) Zero-coupon security. Rate represents the effective yield at date of purchase.

         (m) Callable security expected to be called prior to maturity due to a scheduled change from a fixed to a floating interest rate, which is likely to be uneconomical to the issuer.

         (n) Variable-rate demand notes (VRDNs) - provide the right, on any business day, to sell the security at face value on either that day or in seven days. The interest rate is adjusted at a stipulated daily, weekly, monthly, or quarterly interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         (o) Represents less than 0.1% of net assets.

         *   Non-income-producing security for the year ended May 31, 2004.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2004

ASSETS
  Investments in securities, at market value (including securites
     on loan of $88,281) (identified cost of $1,274,221)                     $1,439,665
  Cash                                                                              714
  Cash denominated in foreign currencies (identified cost of $1,355)              1,369
  Receivables:
     Capital shares sold                                                            227
     USAA Investment Management Company                                              63
     Dividends and interest                                                       4,130
     Securities sold                                                              5,432
     Other                                                                          125
                                                                             ----------
       Total assets                                                           1,451,725
                                                                             ----------
LIABILITIES
  Payables:
     Upon return of securities loaned                                            92,724
     Securities purchased                                                         7,438
     Capital shares redeemed                                                        533
  Unrealized depreciation on foreign currency contracts held, at value                1
  Accrued management fees                                                           845
  Accrued transfer agent's fees                                                       5
  Other accrued expenses and payables                                               135
                                                                             ----------
       Total liabilities                                                        101,681
                                                                             ----------
          Net assets applicable to capital shares outstanding                $1,350,044
                                                                             ==========

NET ASSETS CONSIST OF:
  Paid-in capital                                                            $1,142,780
  Accumulated undistributed net investment income                                 7,333
  Accumulated net realized gain on investments                                   34,459
  Net unrealized appreciation of investments                                    165,444
  Net unrealized appreciation on foreign currency translations                       28
                                                                             ----------
          Net assets applicable to capital shares outstanding                $1,350,044
                                                                             ==========
  Capital shares outstanding, unlimited number of shares authorized,
     no par value                                                                52,328
                                                                             ==========
  Net asset value, redemption price, and offering price per share            $    25.80
                                                                             ==========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

42

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA CORNERSTONE STRATEGY FUND
YEAR ENDED MAY 31, 2004

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $887)         $ 14,915
  Interest                                                     9,774
  Securities lending                                             273
                                                            --------
     Total income                                             24,962
                                                            --------
EXPENSES
  Management fees                                              9,485
  Administrative and servicing fees                            1,897
  Transfer agent's fees                                        2,607
  Custody and accounting fees                                    555
  Postage                                                        289
  Shareholder reporting fees                                     128
  Trustees' fees                                                   6
  Registration fees                                               36
  Professional fees                                               91
  Other                                                           29
                                                            --------
     Total expenses                                           15,123
  Expenses reimbursed                                            (73)
  Expenses paid indirectly                                      (300)
                                                            --------
     Net expenses                                             14,750
                                                            --------
NET INVESTMENT INCOME                                         10,212
                                                            --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY
  Net realized gain (loss) on:
     Investments (unaffiliated transactions)                  92,881
     Investments (affiliated transactions)                     1,182
     Foreign currency transactions                              (253)
  Change in net unrealized appreciation/depreciation of:
     Investments                                              89,628
     Foreign currency translations                               (26)
                                                            --------
          Net realized and unrealized gain                   183,412
                                                            --------
  Increase in net assets resulting from operations          $193,624
                                                            ========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA CORNERSTONE STRATEGY FUND
YEARS ENDED MAY 31,

                                                                    2004           2003
                                                              -------------------------
FROM OPERATIONS
  Net investment income                                       $   10,212     $   14,301
  Net realized gain (loss) on investments                         94,063        (25,601)
  Net realized loss on foreign currency transactions                (253)           (83)
  Change in net unrealized appreciation/depreciation of:
    Investments                                                   89,628        (22,114)
    Foreign currency translations                                    (26)           (16)
                                                              -------------------------
        Increase (decrease) in net assets resulting
           from operations                                       193,624        (33,513)
                                                              -------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                          (10,866)       (13,120)
  Net realized gains                                                   -        (21,185)
                                                              -------------------------
    Distributions to shareholders                                (10,866)       (34,305)
                                                              -------------------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                      146,191         85,029
  Shares issued for dividends reinvested                          10,569         33,431
  Cost of shares redeemed                                       (122,018)      (115,229)
                                                              -------------------------
    Increase in net assets from capital
        share transactions                                        34,742          3,231
                                                              -------------------------
  Net increase (decrease) in net assets                          217,500        (64,587)

NET ASSETS
    Beginning of period                                        1,132,544      1,197,131
                                                              -------------------------
    End of period                                             $1,350,044     $1,132,544
                                                              =========================
  Accumulated undistributed net investment income:
    End of period                                             $    7,333     $    6,516
                                                              =========================

CHANGE IN SHARES OUTSTANDING
  Shares sold                                                      5,904          4,055
  Shares issued for dividends reinvested                             416          1,600
  Shares redeemed                                                 (4,956)        (5,491)
                                                              -------------------------
    Increase in shares outstanding                                 1,364            164
                                                              =========================

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2004

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of nine separate funds. The information presented in this annual report pertains only to the USAA Cornerstone Strategy Fund (the
         Fund). The Fund's investment objective is to achieve a positive, inflation-adjusted rate of return and a reasonably stable value of Fund shares, thereby preserving the purchasing power of shareholders' capital.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange
                 (NYSE) on each business day the exchange is open) as set forth below:

                 1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Portfolio securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                 2. Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2004

                    is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

                 3. Investments in open-end investment companies are valued at their net asset value at the end of each business day.

                 4. Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                 5. Other debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

46

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           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2004

                 6. Securities for which market quotations are not readily
                    available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

              D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2004

                 collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

              E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                 1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

                 2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

                 The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                 Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. These net realized foreign currency gains/losses have been reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as

48

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2004

                 such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

              F. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and
                 payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no when-issued commitments as of May 31, 2004.

              G. EXPENSES PAID INDIRECTLY - A portion of the brokerage
                 commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through other fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the year ended May 31, 2004, these fee-offset arrangements reduced the Fund's expenses by $300,000.

              H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2004

              I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street have each committed $50 million. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America and State Street, the Fund may borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America and State Street in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. For the year ended May 31, 2004, the Fund paid CAPCO facility fees of $5,000. The Fund had no borrowings under either of these agreements during the year ended May 31, 2004.

50

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2004

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         During the current fiscal year, permanent differences between book- and tax-basis accounting resulted in reclassifications made to the statement of assets and liabilities to increase paid-in capital by $884,000, increase accumulated undistributed net investment income by $1,471,000, and decrease accumulated net realized gain on investments by $2,355,000. This includes differences in accounting for security paydown losses, foreign currency gains and losses, other security transactions, and the utilization of earnings and profits distributed to shareholders on redemptions of shares as part of the dividends-paid deduction for federal income tax purposes. This reclassification has no effect on net assets.

         The tax character of distributions paid during the years ended May 31, 2004, and 2003, was as follows:

                                                 2004               2003
                                              ------------------------------
         Ordinary income*                     $10,866,000        $16,655,000
         Long-term realized capital gains         884,000         17,650,000

         *Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

         For the fiscal year ended May 31, 2004, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, the maximum amount that may be considered qualified dividend income is $10,866,000.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2004

         The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2004, which will be reported in conjunction with the 2004 Form 1099-DIV.

         As of May 31, 2004, the components of net assets representing distributable earnings on a tax basis were as follows:

         Undistributed ordinary income                            $  12,265,000
         Undistributed long-term capital gains                       39,794,000
         Accumulated capital and other losses                          (135,000)
         Unrealized appreciation of investments                     155,311,000
         Unrealized appreciation on foreign currency translations        29,000

         The difference between book-basis and tax-basis appreciation of investments is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable to the tax deferral of losses on wash sales and differences in the timing of recognition of unrealized gains and losses on certain investments.

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. For the year ended May 31, 2004, the Fund utilized capital loss carryovers of $22,715,000 to offset capital gains. At May 31, 2004, the Fund had a current post-October currency loss of $135,000, for federal income tax purposes. The post-October loss will be recognized on the first day of the following fiscal year.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended May 31, 2004, were $1,161,028,000 and $1,134,873,000, respectively.

52

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2004

         The cost of securities at May 31, 2004, for federal income tax purposes, was $1,284,354,000.

         Gross unrealized appreciation and depreciation of investments as of May 31, 2004, for federal income tax purposes, were $170,614,000 and $15,303,000, respectively, resulting in net unrealized appreciation of $155,311,000.

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

         A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

         At May 31, 2004, the terms of open foreign currency contracts were as follows (in thousands):

                        FOREIGN CURRENCY CONTRACTS TO BUY
--------------------------------------------------------------------------------

                               U.S. DOLLAR                          UNREALIZED
EXCHANGE     CONTRACTS TO      VALUE AS OF      IN EXCHANGE        APPRECIATION
  DATE         RECEIVE          5/31/2004     FOR U.S. DOLLAR     (DEPRECIATION)
--------------------------------------------------------------------------------
6/01/2004       5,603             $51              $51                 $-
             Japanese Yen
--------------------------------------------------------------------------------

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2004

                       FOREIGN CURRENCY CONTRACTS TO SELL
--------------------------------------------------------------------------------

                               U.S. DOLLAR                          UNREALIZED
EXCHANGE     CONTRACTS TO      VALUE AS OF       IN EXCHANGE       APPRECIATION
  DATE         DELIVER          5/31/2004      FOR U.S. DOLLAR    (DEPRECIATION)
--------------------------------------------------------------------------------

6/01/2004        475               $348             $348               $-
            Canadian Dollar
6/01/2004         12                21               21                 -
            Pound Sterling
6/01/2004        584                87               86                (1)
            Norwegian Krone
6/03/2004        443                66               66                 -
            Norwegian Krone
--------------------------------------------------------------------------------
                                   $522             $521               $(1)
--------------------------------------------------------------------------------

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of May 31, 2004, the Fund loaned securities having a fair market value of approximately $88,281,000 and received cash collateral of $92,724,000 for the loans. The cash collateral was invested in money market instruments, as noted in the Fund's portfolio of investments.

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies, directly manages portions of the Fund's

54

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2004

                 portfolio, and provides portfolio management oversight of the Fund's assets managed by subadvisers. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Global Flexible Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Global Flexible Portfolio Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund commenced on August 1, 2001, and will consist of the current month plus the preceding months through that date until a period of 36 months is included in the performance period. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                  ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                    AS A % OF THE FUND'S AVERAGE NET ASSETS
-------------------------------------------------------------------------------
+/- 1.00% to 4.00%                      +/- 0.04%

+/- 4.01% to 7.00%                      +/- 0.05%

+/- 7.01% and greater                   +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2004

                 For the year ended May 31, 2004, the Fund incurred total management fees, paid or payable to the Manager, of $9,485,000, which included no performance adjustment.

              B. SUBADVISORY ARRANGEMENTS - The Manager has entered into investment subadvisory agreements with Wellington Management Company, LLP (Wellington Management) and MFS Investment Management (MFS), under which Wellington Management directs the investment and reinvestment of portions of the Fund's assets invested in U.S. stocks and real estate securities (as allocated from time to time by the Manager), and MFS directs the investment and reinvestment of the portion of the Fund's assets invested in international stocks (as allocated from time to time by the Manager). The Manager (not the Fund) pays Wellington Management and MFS a subadvisory fee.

              C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended May 31, 2004, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $1,897,000.

              D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.19% of the Fund's average annual net assets, excluding the effect of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the year ended May 31, 2004, the Fund incurred reimbursable expenses of $73,000.

              E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses.

56

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2004

                 For the year ended May 31, 2004, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $2,607,000.

              F. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated Trustees or Fund officers received any compensation from the Fund.

(9) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the year ended May 31, 2004, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, security transactions were executed between the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred:

                                                                         NET REALIZED
                                                             COST TO      GAIN (LOSS)
         SELLER                         PURCHASER           PURCHASER      TO SELLER
-------------------------------------------------------------------------------------
USAA Cornerstone Strategy Fund     USAA Precious Metals
                                     and Minerals Fund     $5,731,000     $1,182,000

USAA Life Diversified              USAA Cornerstone
  Assets Fund                        Strategy Fund            499,000         (1,000)

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2004

(10) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                        YEAR ENDED MAY 31,
                                     --------------------------------------------------------------------------------------
                                           2004               2003                2002                2001             2000
                                     --------------------------------------------------------------------------------------
Net asset value at beginning of      $    22.22         $    23.57          $    25.26          $    26.27       $    27.29
   period                            --------------------------------------------------------------------------------------

Income (loss) from investment
   operations:
   Net investment income                    .22                .27                 .39(c)              .58              .63
   Net realized and
     unrealized gain (loss)                3.57               (.93)              (1.16)(c)            (.40)             .80
                                     --------------------------------------------------------------------------------------

Total from investment operations           3.79               (.66)               (.77)                .18             1.43
                                     --------------------------------------------------------------------------------------

Less distributions:
   From net investment income              (.21)              (.26)               (.57)               (.48)            (.78)
   From realized capital gains                -               (.43)               (.35)               (.71)           (1.67)
                                     --------------------------------------------------------------------------------------

Total distributions                        (.21)              (.69)               (.92)              (1.19)           (2.45)
                                     --------------------------------------------------------------------------------------

Net asset value at end of period     $    25.80         $    22.22          $    23.57          $    25.26       $    26.27
                                     ======================================================================================

Total return(%)*                          17.08              (2.59)              (2.96)                .58             5.49
Net assets at end of period (000)    $1,350,044         $1,132,544          $1,197,131          $1,016,101       $1,097,170
Ratio of expenses to
   average net assets(%)**                 1.19(a,b)          1.19(a,b)           1.16(a,b)           1.07(a)          1.09
Ratio of expenses to average net
   assets, excluding
   reimbursements(%)**                     1.20(a)            1.27(a)             1.17(a)              N/A              N/A
Ratio of net investment
   income to average
   net assets(%)**                          .81               1.34                1.69(c)             2.26             2.43
Portfolio turnover(%)                     90.94             131.07               30.52               54.67            37.46

  * Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
 ** For the year ended May 31, 2004, average net assets were $1,265,330,000.
(a) Reflects total expenses, excluding any expenses paid indirectly, which decreased the Fund's expense ratios as follows:
                                           (.02%)             (.01%)                 -                   -              N/A
(b) Effective April 26, 2002, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.19% of the Fund's average net assets.
(c) In 2001, a change in amortization method was made as required by a recently issued accounting pronouncement. Without that change, these amounts would have been:
    Net investment income                                                         $  .39
    Net realized and unrealized loss                                              $(1.16)
    Ratio of net investment income to average net assets                            1.70%

58

 D I R E C T O R S '  A N D  O F F I C E R S '
====================------------------------------------------------------------
                     INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

           The Board of Directors of the Company consists of seven Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

           Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 38 individual funds as of May 31, 2004. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

           If you would like more information about the funds' Directors, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

           * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

           ROBERT G. DAVIS (2)
           Director and Chairman of the Board of Directors
           Born: November 1946
           Year of Election or Appointment: 1996

           Chairman, Chief Executive Officer, and President of United Services Automobile Association (USAA) (10/02-present); President and Chief Executive Officer of USAA (4/00-10/02); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (FPS) (1/97-7/03). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company (IMCO), USAA Life Insurance Company, USAA Federal Savings Bank, USAA Real Estate Company (RealCo), and USAA Financial Advisors, Inc. (FAI).

           CHRISTOPHER W. CLAUS (2, 4)
           Director, President, and Vice Chairman of the Board of Directors
           Born: December 1960
           Year of Election or Appointment: 2001

           President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

60

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED (INDEPENDENT) DIRECTORS
--------------------------------------------------------------------------------

           BARBARA B. DREEBEN (3, 4, 5, 6)
           Director
           Born: June 1945
           Year of Election or Appointment: 1994

           President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

           ROBERT L. MASON, PH.D. (3, 4, 5, 6)
           Director
           Born: July 1946
           Year of Election or Appointment: 1997

           Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

           MICHAEL F. REIMHERR (3, 4, 5, 6)
           Director
           Born: August 1945
           Year of Election or Appointment: 2000

           President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

           LAURA T. STARKS, PH.D. (3, 4, 5, 6)
           Director
           Born: February 1950
           Year of Election or Appointment: 2000

           Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

           RICHARD A. ZUCKER (2, 3, 4, 5, 6)
           Director
           Born: July 1943
           Year of Election or Appointment: 1992

           Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

           (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

           (2) MEMBER OF EXECUTIVE COMMITTEE

           (3) MEMBER OF AUDIT COMMITTEE

           (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

           (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

           (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

62

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

           CLIFFORD A. GLADSON
           Vice President
           Born: November 1950
           Year of Appointment: 2002

           Senior Vice President, Fixed Income Investments, IMCO
           (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

           STUART WESTER
           Vice President
           Born: June 1947
           Year of Appointment: 2002

           Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

           MARK S. HOWARD
           Secretary
           Born: October 1963
           Year of Appointment: 2002

           Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); and Assistant Vice President, Securities Counsel, USAA (2/98-7/00). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life Insurance Company, IMCO, FAI, FPS, and USAA Shareholder Account Services; and Secretary for USAA Life Investment Trust, a registered investment company offering five individual funds.

           DAVID M. HOLMES
           Treasurer
           Born: June 1960
           Year of Appointment: 2001

           Senior Vice President, Life/IMCO/FPS Senior Financial Officer, USAA (12/02-present); Senior Vice President, Senior Financial Officer,

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

           IMCO (6/01-12/02); Vice President, Senior Financial Officer, RealCo (12/97-5/01). Mr. Holmes also holds the Officer positions of Senior Vice President, Senior Financial Officer of USAA Life Insurance Company, IMCO, USAA Shareholder Account Services, FAI, and FPS; and Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

           EILEEN M. SMILEY
           Assistant Secretary
           Born: November 1959
           Year of Appointment: 2003

           Vice President, Securities Counsel, USAA (2/04-present); Assistant Vice President, Securities Counsel, USAA (1/03-2/04); Attorney, Morrison & Foerster, LLP (1/99-1/03). Ms. Smiley also holds the Officer position of Vice President and Assistant Secretary of IMCO, FAI, and FPS; and Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

           ROBERTO GALINDO, JR.
           Assistant Treasurer
           Born: November 1960
           Year of Appointment: 2000

           Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

           (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

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

             TRUSTEES Robert G. Davis, CHAIRMAN OF THE BOARD Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

       ADMINISTRATOR,        USAA Investment Management Company
  INVESTMENT ADVISER,        P.O. Box 659453
         UNDERWRITER,        San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT        USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

            CUSTODIAN        State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

          INDEPENDENT        Ernst & Young LLP
    REGISTERED PUBLIC        100 West Houston St., Suite 1900
      ACCOUNTING FIRM        San Antonio, Texas 78205

            TELEPHONE        Call toll free - Central time
     ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL        1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT        For account servicing, exchanges,
         MUTUAL FUNDS        or redemptions
                             1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL        24-hour service (from any phone)
    FUND PRICE QUOTES        1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND        (from touch-tone phones only)
       USAA TOUCHLINE        For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS        USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE FUND'S PROXY VOTING POLICIES AND PROCEDURES ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING 1-800-531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.
                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23405-0704                                   (C)2004, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Trustees of USAA Investment Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No amendments have been made to the Sarbanes Code since it was adopted, and no waivers (explicit or implicit) from a provision of the Sarbanes Code have been granted.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. has been designated as an audit committee financial expert for USAA Investment Trust. Dr. Starks has served as a professor of Finance at the University of Texas at Austin since 1987, and has served as the Chair Professor of Finance since 1996. Dr. Starks also has served as a consultant to numerous clients, including accounting firms, on a range of finance, accounting and auditing issues. Dr. Starks is an independent director who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Investment Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Investment Trust, consists of 9 funds. The aggregate fees accrued or paid by the Registrant to its independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for fiscal years ended May 31, 2003 and 2004 were $140,400 and $154,195, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid by the Funds' transfer agent for professional services rendered by Ernst & Young LLP for audit-related services related to the annual study of its internal controls for fiscal years ending May 31, 2003 and May 31, 2004 were $15,000 and $15,500, respectively. The Registrant did not accrue or pay Ernst & Young LLP any audit-related fees.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young, LLP for tax services are detailed in the table below:


                 Review of        Analysis                        Review of
                 Federal, State   of Passive                      US/UK Tax
                 and City Income  Foreign      Quarterly          Treaty and
                 and tax returns  Investment   Diversification    issues related
                 and excise tax   Company      Review under       to grantor
                 calculations     Status       Subchapter M       trust               TOTAL
---------------------------------------------------------------------------------------------
FYE 5/31/2003        $38,395           -0-          -0-                -0-           $38,395
FYE 5/31/2004        $39,700         $4,583       $5,400             $1,547          $51,230
---------------------------------------------------------------------------------------------
TOTAL                $78,095         $4,583       $5,400             $1,547          $89,625
---------------------------------------------------------------------------------------------

All tax services were preapproved by the Audit Committee of the Registrant.

(d) ALL OTHER FEES. The Funds' investment adviser and transfer agent, USAA Investment Management Company (IMCO) and USAA Transfer Agency Company (dba USAA Shareholder Account Services) (SAS) paid Ernst & Young LLP aggregate fees of $21,036 for non-audit services related to the Funds for the fiscal year ended May 31, 2003. The services are detailed in the table below:


--------------------------------------------------------------------------------
                   DESCRIPTION OF OTHER SERVICES - 5/31/2003
--------------------------------------------------------------------------------
DESCRIPTION OF SERVICE              AMOUNT PAID                PARTY PAYING
--------------------------------------------------------------------------------
Review of Corporate                  $ 7,960                      IMCO
Governance Procedures

Review of Anti-Money                 $ 2,500                      IMCO
Laundering Procedures

As of Review                         $ 4,000                      SAS

Reporting and Oversight Review       $ 6,576                      IMCO
--------------------------------------------------------------------------------
TOTAL                                $21,036
--------------------------------------------------------------------------------

These services provided in the fiscal year ending May 31, 2003 were not pre-approved by the Audit Committee because the engagements occurred prior to the rule's effectiveness requiring such pre-approval. Any such other non-audit fees to be provided to the Funds' investment adviser or transfer agent (or other affiliated service provider to the Funds) directly related to fund operations will be subject to the pre-approval requirement. No such fees were paid in the fiscal year ending May 31, 2004.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The total aggregate non-audit fees accrued or paid to Ernst & Young for services rendered to the Registrant, and the Registrant's investment adviser, IMCO, and transfer agent, SAS, for the fiscal years ending May 31, 2003 and May 31, 2004 were $114,431 and $88,730, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2003 and 2004 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's funds. The Board of Directors/Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 11.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUND, INC.
                           USAA TAX-EXEMPT FUND, INC.
                              USAA INVESTMENT TRUST
                            USAA STATE TAX-FREE TRUST
                           USAA LIFE INVESTMENT TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust, USAA State Tax-Free Trust and USAA Life Investment Trust (collectively, the Funds, and each a Company) have adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to each Company's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

   The purpose of the Code is to promote:
   o honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
   o full, fair, accurate, timely and understandable disclosure in reports and documents that each Company files with, or submits to, the SEC and in other public communications made by each Company;
   o     compliance with applicable laws and governmental rules and regulations;
   o prompt internal reporting of violations of the Code to the Chief Legal Officer of each Company, the President of each Company (if the violation concerns the Treasurer) and the Chairman of the Board of Directors/Trustees of each Company; and
   o     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by each Company's Board of Directors/Trustees (each a Board, and collectively the Boards) that the Covered Officers also may be officers or employees of one or more other investment companies covered by this joint USAA Funds' Code.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

   o use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
   o cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
   o accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds during contract negotiations.
   o accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
             o EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

   o service as a director on the board or an officer of any public or private company, other than a USAA company or a Company, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to each affected Company.
   o the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Company has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of a Company shall be considered the Chief Legal Officer of a Company.
   o the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
   o any ownership interest in, or any consulting or employment relationship with, any of the Company's service providers, other than IMCO or any other USAA company, must be approved by the Chairman of the Board of the Directors/Trustees and reported to each affected Board.
   o any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chairman of the Board of Directors/Trustees and reported to each affected Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

   o Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by each Company.

   o Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Directors/Trustees and auditors, and to government regulators and self-regulatory organizations.

   o Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by a Company with, or submitted to, the SEC, and in other public communications made by the Funds.

   o Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.

   o A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.

   o A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of each Company is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA
               Funds' outside counsel or counsel for the Independent Directors/Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chairman of the Board of Directors/Trustees and will be considered by the Board of Directors/Trustees.

         B.    REQUIRED REPORTS

         o     EACH COVERED OFFICER MUST:
               o Upon adoption of the Code, affirm in writing to the Boards that he has received, read and understands the Code.
               o Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

         o     THE CHIEF LEGAL OFFICER MUST:
               o report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
               o report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         o INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Company (if the complaint involves the Treasurer), the Chairman of the Board (or for the USAA Life Investment Trust (LIT) the Chairman/CEO of USAA if the complaint involves the Chairman of the LIT Board) and the Chairperson of the Audit Committee any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         o INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chairman of the Board or the Chairperson of the Audit Committee direct another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chairman of the Board, or the Board as a whole, may direct the Company's outside counsel or the counsel to the Independent Directors/Trustees (if any) to participate in any investigation under this Code.
         o STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         o VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chairman of the Board (and for the USAA LIT the Chairman/CEO of USAA if the violation involves the Chairman of the LIT Board) the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chairperson of the Audit Committee of each Company.

               The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
               o The Boards of Directors/Trustees understand that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Directors/Trustees will report to the Boards the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of a Company, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Directors/Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Directors/Trustees and counsel for the Independent Directors/Trustees (if any), the appropriate Company and its counsel, IMCO, and other personnel of USAA as determined by the affected Company's Chief Legal Officer or the Chairman of the Board of Directors/Trustees.

Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.


                                   APPENDIX A
                                COVERED OFFICERS


TITLE             COMPANY

PRESIDENT         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

TREASURER         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA INVESTMENT TRUST

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    OCTOBER 22, 2004
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    OCTOBER 26, 2004
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    OCTOBER 26, 2004
         ------------------------------


*Print the name and title of each signing officer under his or her signature.